OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Schedule of other current liabilities
	As of December 31,
	2 0 2 4	2 0 2 3

Accrued salaries and fringe benefits	41,024	27,105
Accrued warranty costs (See B below)	11,238	8,080
Governmental institutions	14,282	4,846
Governments grants payables	1,230	1,019
Other	259	244
	68,033	41,294

Schedule of accrued warranty costs
	As of December 31,
	2 0 2 4	2 0 2 3

Other current liabilities	11,238	8,080
Other long-term liabilities	564	443
	11,802	8,523

Schedule of changes in the product warranty accrual
	As of December 31,
	2 0 2 4	2 0 2 3

Balance as of beginning of year	8,523	10,630
Services provided under warranty	(14,437)	(11,764)
Changes in provision	17,716	9,657
Balance as of end of year	11,802	8,523